UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

811-21836

(Investment Company Act file number)

Index Funds

(Exact name of registrant as specified in charter)

737 Bishop Street

Mauka Tower, Suite 2850

Honolulu, HI 96813

(Address of principal executive offices) (Zip code)

(808)600-5366

(Registrant's telephone number)

Michael G. Willis

737 Bishop Street

Mauka Tower, Suite 2850

Honolulu, HI 96813

 (Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 – March 31, 2020

Item 1.        Reports to Stockholders.

INDEXFUNDS

powered by INDEX

MARCH 31, 2020

ANNUAL REPORT

NO LOAD SHARES (INDEX)

INDEX FUNDS S&P 500® EQUAL WEIGHT

TABLE OF CONTENTS

Shareholder Letter	1
Manager Commentary	2
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Report of Independent Registered Public Accounting Firm	20
Additional Information	21
Trustees and Officers	23
Privacy Policy	24

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.index.fund, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-464-6339 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.index.fund.

Index Funds S&P 500® Equal Weight	Shareholder Letter

March 31, 2020 (Unaudited)

Special Note to Shareholders:

In the first calendar quarter of 2020, the outbreak and spread of a new coronavirus (also referred to as known as COVID-19) emerged as a public health emergency that had a major influence on financial markets. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The outbreak of COVID-19 prompted various measures by governments across the globe to limit the spread, including travel restrictions, quarantines, restricting public gatherings, and requiring business closures. These measures led to lower consumer activity, diminished demand for a wide range of products and services, and  disruption in manufacturing and supply chains. The wide variability in outcomes regarding the outbreak has created significant market uncertainty and volatility. The extent and duration of the public health situation’s impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis can have  significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Discussion of the Fund:

The Index Funds S&P 500® Equal Weight Fund is a “no-load” index fund with no commissions or 12b-1 fees. The Fund’s ticker symbol is INDEX. Our portfolio holds approximately 500 of the largest publicly traded companies on Wall Street, as selected by Standard & Poor’s. This puts INDEX in the “Large Cap Blend” category.

The Fund seeks to track the S&P 500® Equal Weight Index. The S&P 500® Equal Weight Index uses the same 500 constituents as the S&P 500® Market Cap Index. The primary difference is that the S&P 500® Equal Weight Index rebalances its holdings periodically so that, over time, they remain substantially equal.* In  our view, this unbiased distribution of holdings leads to better diversification of your portfolio and a broader exposure to the growth cycles of all 500 companies instead of overweighting the largest companies.

Discussion of Fund Performance:

During the 12 months ending 03/31/2020, our INDEX FUNDS S&P 500® EQUAL WEIGHT Fund returned -17.46%, while the underlying index fell by -17.56%. The performance of the Fund relative to the S&P 500® Equal Weight Index have been consistent with the performance of the index plus or minus the expenses and trading costs of the Fund. The underperformance of our Fund relative to the market capitalization version of the S&P 500® Index normally occurs when the largest 50 companies within the S&P 500® Index materially outperform the other 450 stocks within the index. This is because the S&P 500® Market-Cap Index overweight’s the top 50 companies within the index to over 50% of the index, whereas the Equal-Weight methodology seeks to hold all 500 companies equal over time.

Looking forward, we believe low-cost index strategies are the future of investing. We created INDEX to simplify investing for every retail investor.  With one simple purchase, you gain access to the potential growth of America’s 500 leading companies according to Standard & Poor’s.

Best Regards,

Michael G. Willis

President

ONEFUND, LLC

The foregoing reflects the thoughts and opinions of ONEFUND, LLC exclusively and is subject to change without notice. Investors cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*

The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500® Index. The index includes the same constituents as the capitalization weighted S&P 500®, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

S&P 500® Market Cap Index: The headline market cap indices, the S&P 500®, S&P MidCap 400®, and S&P SmallCap 600®, are widely recognized as leading indicators of U.S. equity market performance. The S&P 500® is the world’s most-tracked index by AUM.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns.

Annual Report | March 31, 2020	1

Index Funds S&P 500® Equal Weight	Manager Commentary

March 31, 2020 (Unaudited)

Growth of $10,000 Initial Investment (for the period ended March 31, 2020)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (for the period ended March 31, 2020)

	1 Year^	3 Year	Since Inception*
Index Funds S&P 500® Equal Weight	-17.46%	-0.51%	2.75%
S&P 500® Equal Weight (Total Return)	-17.56%	-0.44%	2.75%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting www.INDEX.fund.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund (as reported in the June 28, 2019 Prospectus) are 1.34% and 0.25%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through July 31, 2020.

^

Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

*	The Fund’s inception date is April 30, 2015.

2	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Manager Commentary

March 31, 2020 (Unaudited)

Sector Allocation (as a % of Net Assets)*

*

Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

The S&P 500® Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and their Third Party Licensors, and has been licensed for use by ONEFUND, LLC. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); [Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by ONEFUND, LLC.] It is not possible to invest directly in an index. The Index Funds S&P 500® Equal Weight (the “Fund”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their Third Party Licensors. Neither S&P Dow Jones Indices nor its Third Party Licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and its Third Party Licensors’ only relationship to ONEFUND, LLC with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or its Third Party Licensors without regard to ONEFUND, LLC or the Fund. S&P Dow Jones Indices and its Third Party Licensors have no obligation to take the needs of ONEFUND, LLC or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor its Third Party Licensors are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and its Third Party Licensors have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ONEFUND, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR ITS THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ONEFUND, LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Annual Report | March 31, 2020	3

Index Funds S&P 500® Equal Weight	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

As  a shareholder of the Index Funds S&P 500® Equal Weight  (the “Fund”), you may incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars)  of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2019 and held until March 31, 2020.

Actual Expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values  and expenses  may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of each table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Index Funds S&P 500® Equal Weight	Beginning Account Value 10/1/2019	Ending Account Value 03/31/20	Expense Ratio(a)	Expenses Paid During Period 10/1/2019- 3/31/20(b)
Actual	$1,000.00	$790.70	0.25%	$1.12
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	0.25%	$1.26

(a)	The Fund’s expense ratios have been based on the Fund’s most recent fiscal half-year expenses.
(b)

Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366.

4	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2020

	Shares	Value
Common Stocks: 99.72%
Communication Services: 4.70%
Activision Blizzard, Inc.	1,803	$107,242
Alphabet, Inc., Class A(a)	39	45,316
Alphabet, Inc., Class C(a)	39	45,350
AT&T, Inc.	2,763	80,541
CenturyLink, Inc.	7,774	73,542
Charter Communications, Inc., Class A(a)	223	97,297
Comcast Corp., Class A	2,426	83,406
Discovery, Inc., Class A(a)	1,075	20,898
Discovery, Inc., Class C(a)	2,361	41,412
DISH Network Corp., Class A(a)	3,098	61,929
Electronic Arts, Inc.(a)	1,011	101,272
Facebook, Inc., Class A(a)	544	90,739
Fox Corp., Class A	1,988	46,976
Fox Corp., Class B	910	20,821
Interpublic Group of Cos., Inc.	4,592	74,345
Live Nation Entertainment, Inc.(a)	1,643	74,691
Netflix, Inc.(a)	355	133,303
News Corp., Class A	5,880	52,773
News Corp., Class B	1,856	16,685
Omnicom Group, Inc.	1,288	70,711
Take-Two Interactive Software, Inc.(a)	868	102,953
T-Mobile US, Inc.(a)	1,400	117,460
Twitter, Inc.(a)	3,480	85,469
Verizon Communications, Inc.	1,738	93,383
ViacomCBS, Inc., Class B	2,736	38,331
Walt Disney Co.	723	69,842
		1,846,687

Consumer Discretionary: 10.33%
Advance Auto Parts, Inc.	681	63,551
Amazon.com, Inc.(a)	59	115,033
Aptiv PLC	1,130	55,641
AutoZone, Inc.(a)	86	72,756
Best Buy Co., Inc.	1,247	71,079
Booking Holdings, Inc.(a)	54	72,647
BorgWarner, Inc.	2,413	58,805
Capri Holdings, Ltd.(a)	2,727	29,424
CarMax, Inc.(a)	1,080	58,136
Carnival Corp.	2,229	29,356
Chipotle Mexican Grill, Inc.(a)	130	85,072
Darden Restaurants, Inc.	915	49,831
Dollar General Corp.	683	103,140
Dollar Tree, Inc.(a)	1,130	83,021
DR Horton, Inc.	1,929	65,586
eBay, Inc.	2,980	89,579
Expedia Group, Inc.	938	52,781
Ford Motor Co.	11,455	55,328
Gap, Inc.	6,335	44,598
Garmin, Ltd.	1,085	81,332
General Motors Co.	2,966	61,633
Genuine Parts Co.	1,005	67,667
H&R Block, Inc.	4,502	63,388
	Shares	Value
Consumer Discretionary (continued)
Hanesbrands, Inc.	7,343	$57,789
Harley-Davidson, Inc.	2,832	53,610
Hasbro, Inc.	1,017	72,766
Hilton Worldwide Holdings, Inc.	986	67,285
Home Depot, Inc.	494	92,235
Kohl’s Corp.	2,189	31,938
L Brands, Inc.	5,974	69,059
Las Vegas Sands Corp.	1,531	65,022
Leggett & Platt, Inc.	2,085	55,628
Lennar Corp., Class A	1,813	69,257
LKQ Corp.(a)	2,928	60,053
Lowe’s Cos., Inc.	892	76,757
Macy’s, Inc.	6,966	34,203
Marriott International, Inc., Class A	724	54,162
McDonald’s Corp.	536	88,628
MGM Resorts International	3,229	38,102
Mohawk Industries, Inc.(a)	766	58,400
Newell Brands, Inc.	5,504	73,093
NIKE, Inc., Class B	1,082	89,525
Nordstrom, Inc.	2,755	42,262
Norwegian Cruise Line Holdings, Ltd.(a)	1,895	20,769
NVR, Inc.(a)	28	71,935
O’Reilly Automotive, Inc.(a)	240	72,252
PulteGroup, Inc.	2,619	58,456
PVH Corp.	1,013	38,129
Ralph Lauren Corp.	904	60,414
Ross Stores, Inc.	915	79,578
Royal Caribbean Cruises, Ltd.	841	27,055
Starbucks Corp.	1,193	78,428
Tapestry, Inc.	4,076	52,784
Target Corp.	832	77,351
Tiffany & Co.	791	102,434
TJX Cos., Inc.	1,751	83,715
Tractor Supply Co.	1,114	94,189
Ulta Beauty, Inc.(a)	417	73,267
Under Armour, Inc., Class A(a)	2,790	25,696
Under Armour, Inc., Class C(a)	2,882	23,229
VF Corp.	1,135	61,381
Whirlpool Corp.	713	61,175
Wynn Resorts, Ltd.	816	49,115
Yum! Brands, Inc.	1,056	72,368
		4,062,878

Consumer Staples: 7.72%
Altria Group, Inc.	2,108	81,516
Archer-Daniels-Midland Co.	2,340	82,321
Brown-Forman Corp., Class B	1,656	91,925
Campbell Soup Co.	2,209	101,967
Church & Dwight Co., Inc.	1,510	96,912
Clorox Co.	698	120,928
Coca-Cola Co.	1,944	86,022
Colgate-Palmolive Co.	1,539	102,128
Conagra Brands, Inc.	3,726	109,321
Constellation Brands, Inc., Class A	581	83,292

See Notes to Financial Statements.

Annual Report | March 31, 2020	5

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2020

	Shares	Value
Consumer Staples (continued)
Costco Wholesale Corp.	363	$103,502
Coty, Inc., Class A	9,543	49,242
Estee Lauder Cos., Inc., Class A	520	82,857
General Mills, Inc.	2,049	108,126
Hershey Co.	719	95,267
Hormel Foods Corp.	2,355	109,837
JM Smucker Co.	1,042	115,662
Kellogg Co.	1,597	95,804
Kimberly-Clark Corp.	778	99,483
Kraft He inz Co.	3,346	82,780
Kroger Co.	3,764	113,372
Lamb Weston Holdings, Inc.	1,257	71,775
McCormick & Co., Inc., Non-Voting Shares	631	89,103
Molson Coors Beverage Co., Class B	2,081	81,180
Mondelez International, Inc., Class A	1,986	99,459
Monster Beverage Corp.(a)	1,700	95,642
PepsiCo, Inc.	766	91,997
Philip Morris International, Inc.	1,249	91,127
Procter & Gamble Co.	843	92,730
Sysco Corp.	1,266	57,768
Tyson Foods, Inc., Class A	1,202	69,560
Walgreens Boots Alliance, Inc.	1,828	83,631
Walmart, Inc.	879	99,872
		3,036,108

Energy: 3.24%
Apache Corp.	4,953	20,704
Baker Hughes Co.	4,473	46,966
Cabot Oil & Gas Corp.	6,567	112,887
Chevron Corp.	896	64,924
Concho Resources, Inc.	1,343	57,548
ConocoPhillips	1,686	51,929
Devon Energy Corp.	4,504	31,123
Diamondback Energy, Inc.	1,243	32,567
EOG Resources, Inc.	1,400	50,288
Exxon Mobil Corp.	1,527	57,980
Halliburton Co.	4,408	30,195
Helmerich & Payne, Inc.	2,512	39,313
Hess Corp.	1,697	56,510
HollyFrontier Corp.	2,107	51,643
Kinder Morgan, Inc.	5,234	72,857
Marathon Oil Corp.	8,313	27,350
Marathon Petroleum Corp.	1,804	42,610
National Oilwell Varco, Inc.	4,442	43,665
Noble Energy, Inc.	4,725	28,539
Occidental Petroleum Corp.	2,804	32,470
ONEOK, Inc.	1,445	31,515
Phillips 66	936	50,216
Pioneer Natural Resources Co.	755	52,963
Schlumberger, Ltd.	2,712	36,585
TechnipFMC PLC	5,287	35,634
Valero Energy Corp.	1,127	51,121
	Shares	Value
Energy (continued)
Williams Cos., Inc.	4,655	$65,868
		1,275,970

Financials: 11.95%
Aflac, Inc.	1,989	68,103
Allstate Corp.	964	88,428
American Express Co.	848	72,597
American International Group, Inc.	2,049	49,688
Ameriprise Financial, Inc.	631	64,665
Aon PLC	512	84,501
Arthur J Gallagher & Co.	1,120	91,291
Assurant, Inc.	812	84,521
Bank of America Corp.	3,070	65,176
Bank of New York Mellon Corp.	2,105	70,896
Berkshire Hathaway, Inc., Class B(a)	470	85,930
BlackRock, Inc.	212	93,274
Capital One Financial Corp.	1,013	51,076
Cboe Global Markets, Inc.	915	81,664
Charles Schwab Corp.	2,117	71,174
Chubb, Ltd.	683	76,284
Cincinnati Financial Corp.	1,003	75,676
Citigroup, Inc.	1,384	58,294
Citizens Financial Group, Inc.	2,635	49,564
CME Group, Inc.	516	89,222
Comerica, Inc.	1,470	43,130
Discover Financial Services	1,220	43,517
E*TRADE Financial Corp.	2,342	80,377
Everest Re Group, Ltd.	385	74,082
Fifth Third Bancorp	3,413	50,683
First Republic Bank	920	75,698
Franklin Resources, Inc.	4,068	67,895
Globe Life, Inc.	1,001	72,042
Goldman Sachs Group, Inc.	470	72,657
Hartford Financial Services Group, Inc.	1,731	61,000
Huntington Bancshares, Inc.	6,888	56,551
Intercontinental Exchange, Inc.	1,151	92,943
Invesco, Ltd.	6,001	54,489
JPMorgan Chase & Co.	773	69,593
KeyCorp	5,271	54,660
Lincoln National Corp.	1,770	46,586
Loews Corp.	2,089	72,760
M&T Bank Corp.	621	64,230
MarketAxess Holdings, Inc.	282	93,785
Marsh & McLennan Cos., Inc.	956	82,656
MetLife, Inc.	2,099	64,166
Moody’s Corp.	450	95,175
Morgan Stanley	2,105	71,570
MSCI, Inc.	406	117,318
Nasdaq, Inc.	1,012	96,089
Northern Trust Corp.	979	73,875
People's United Financial, Inc.	6,351	70,179
PNC Financial Services Group, Inc.	666	63,750
Principal Financial Group, Inc.	1,948	61,050
Progressive Corp.	1,465	108,176

See Notes to Financial Statements.

6	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2020

	Shares	Value
Financials (continued)
Prudential Financial, Inc.	1,123	$58,553
Raymond James Financial, Inc.	1,164	73,565
Regions Financial Corp.	6,158	55,237
S&P Global, Inc.	390	95,570
State Street Corp.	1,337	71,222
SVB Financial Group(a)	424	64,058
Synchrony Financial	2,805	45,133
T Rowe Price Group, Inc.	858	83,784
Travelers Cos., Inc.	779	77,394
Truist Financial Corp.	1,887	58,195
Unum Group	3,485	52,310
US Bancorp	1,754	60,425
Wells Fargo & Co.	1,966	56,424
Willis Towers Watson PLC	528	89,681
WR Berkley Corp.	1,520	79,298
Zions Bancorp	2,066	55,286
		4,698,841

Health Care: 14.00%
Abbott Laboratories	1,225	96,665
AbbVie, Inc.	1,204	91,733
ABIOMED, Inc.(a)	582	84,483
Agilent Technologies, Inc.	1,263	90,456
Alexion Pharmaceuticals, Inc.(a)	957	85,929
Align Technology, Inc.(a)	397	69,058
Allergan PLC	561	99,353
AmerisourceBergen Corp.	1,246	110,271
Amgen, Inc.	447	90,620
Anthem, Inc.	373	84,686
Baxter International, Inc.	1,260	102,299
Becton Dickinson and Co.	393	90,300
Biogen, Inc.(a)	357	112,948
Boston Scientific Corp.(a)	2,345	76,517
Bristol-Myers Squibb Co.	1,656	92,305
Cardinal Health, Inc.	1,970	94,442
Centene Corp.(a)	1,833	108,899
Cerner Corp.	1,464	92,217
Cigna Corp.	556	98,512
Cooper Cos., Inc.	334	92,074
CVS Health Corp.	1,436	85,198
Danaher Corp.	713	98,686
DaVita, Inc.(a)	1,455	110,667
DENTSPLY SIRONA, Inc.	1,875	72,806
Edwards Lifesciences Corp.(a)	455	85,822
Eli Lilly & Co.	870	120,686
Gilead Sciences, Inc.	1,608	120,214
HCA Healthcare, Inc.	740	66,489
Henry Schein, Inc.(a)	1,543	77,952
Hologic, Inc.(a)	1,989	69,814
Humana, Inc.	299	93,892
IDEXX Laboratories, Inc.(a)	417	101,014
Illumina, Inc.(a)	326	89,037
Incyte Corp.(a)	1,156	84,654
Intuitive Surgical, Inc.(a)	182	90,128
	Shares	Value
Health Care (continued)
IQVIA Holdings, Inc.(a)	730	$78,738
Johnson & Johnson	748	98,085
Laboratory Corp. of America Holdings(a)	634	80,131
McKesson Corp.	752	101,716
Medtronic PLC	931	83,958
Merck & Co., Inc.	1,185	91,174
Mettler-Toledo International, Inc.(a)	138	95,290
Mylan NV(a)	5,525	82,378
PerkinElmer, Inc.	1,120	84,314
Perrigo Co. PLC	1,960	94,256
Pfizer, Inc.	2,758	90,021
Quest Diagnostics, Inc.	1,005	80,702
Regeneron Pharmaceuticals, Inc.(a)	280	136,721
ResMed, Inc.	688	101,336
STERIS PLC	697	97,559
Stryker Corp.	521	86,741
Teleflex, Inc.	293	85,808
Thermo Fisher Scientific, Inc.	330	93,588
UnitedHealth Group, Inc.	371	92,520
Universal Health Services, Inc., Class B	732	72,527
Varian Medical Systems, Inc.(a)	747	76,687
Vertex Pharmaceuticals, Inc.(a)	483	114,930
Waters Corp.(a)	452	82,287
Zimmer Biomet Holdings, Inc.	715	72,272
Zoetis, Inc.	849	99,919
		5,504,484

Industrials: 13.93%
3M Co.	626	85,455
Alaska Air Group, Inc.	1,569	44,670
Allegion PLC	859	79,045
American Airlines Group, Inc.	3,848	46,907
AMETEK, Inc.	1,073	77,278
AO Smith Corp.	2,273	85,942
Arconic, Inc.	3,341	53,657
Boeing Co.	309	46,084
Caterpillar, Inc.	726	84,245
CH Robinson Worldwide, Inc.	1,382	91,488
Cintas Corp.	403	69,808
Copart, Inc.(a)	1,193	81,744
CSX Corp.	1,453	83,257
Cummins, Inc.	580	78,486
Deere & Co.	614	84,830
Delta Air Lines, Inc.	1,864	53,180
Dover Corp.	930	78,064
Eaton Corp. PLC	1,130	87,790
Emerson Electric Co.	1,392	66,329
Equifax, Inc.	762	91,021
Expeditors International of Washington, Inc.	1,389	92,674
Fastenal Co.	2,855	89,219
FedEx Corp.	638	77,364
Flowserve Corp.	2,183	52,152

See Notes to Financial Statements.

Annual Report | March 31, 2020	7

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2020

	Shares	Value
Industrials (continued)
Fortive Corp.	1,406	$77,597
Fortune Brands Home & Security, Inc.	1,624	70,238
General Dynamics Corp.	591	78,195
General Electric Co.	9,323	74,025
Honeywell International, Inc.	598	80,007
Huntington Ingalls Industries, Inc.	420	76,528
IDEX Corp.	631	87,147
IHS Markit, Ltd.	1,417	85,020
Illinois Tool Works, Inc.	597	84,846
Ingersoll Rand, Inc.(a)	2,194	54,418
Jacobs Engineering Group, Inc.	1,174	93,063
JB Hunt Transport Services, Inc.	936	86,327
Johnson Controls International PLC	2,615	70,500
Kansas City Southern	699	88,899
L3Harris Technologies, Inc.	528	95,103
Lockheed Martin Corp.	274	92,872
Masco Corp.	2,249	77,748
Nielsen Holdings PLC	5,300	66,462
Norfolk Southern Corp.	556	81,176
Northrop Grumman Corp.	306	92,580
Old Dominion Freight Line, Inc.	851	111,702
PACCAR, Inc.	1,289	78,797
Parker-Hannifin Corp.	512	66,422
Pentair PLC	2,305	68,597
Quanta Services, Inc.	2,576	81,737
Raytheon Co.	487	63,870
Republic Services, Inc.	1,185	88,946
Robert Half International, Inc.	1,716	64,779
Rockwell Automation, Inc.	519	78,322
Rollins, Inc.	3,209	115,973
Roper Technologies, Inc.	301	93,855
Snap-on, Inc.	620	67,468
Southwest Airlines Co.	1,954	69,582
Stanley Black & Decker, Inc.	642	64,200
Textron, Inc.	2,433	64,888
Trane Technologies PLC	1,019	84,159
TransDigm Group, Inc.	183	58,595
Union Pacific Corp.	598	84,342
United Airlines Holdings, Inc.(a)	1,207	38,081
United Parcel Service, Inc., Class B	891	83,237
United Rentals, Inc.(a)	649	66,782
United Technologies Corp.	710	66,974
Verisk Analytics, Inc.	709	98,820
Waste Management, Inc.	945	87,469
Westinghouse Air Brake Technologies Corp.	1,406	67,671
WW Grainger, Inc.	318	79,023
Xylem, Inc.	1,361	88,642
		5,476,373

Information Technology: 15.58%
Accenture PLC, Class A	511	83,426
Adobe, Inc.(a)	333	105,974
Advanced Micro Devices, Inc.(a)	2,570	116,884
	Shares	Value
Information Technology (continued)
Akamai Technologies, Inc.(a)	1,249	$114,271
Alliance Data Systems Corp.	961	32,338
Amphenol Corp., Class A	987	71,932
Analog Devices, Inc.	890	79,788
ANSYS, Inc.(a)	416	96,707
Apple, Inc.	385	97,902
Applied Materials, Inc.	1,766	80,918
Arista Networks, Inc.(a)	548	110,997
Autodesk, Inc.(a)	590	92,099
Automatic Data Processing, Inc.	628	85,835
Broadcom, Inc.	336	79,666
Broadridge Financial Solutions, Inc.	883	83,735
Cadence Design Systems, Inc.(a)	1,556	102,758
CDW Corp.	767	71,538
Cisco Systems, Inc.	2,334	91,749
Citrix Systems, Inc.	958	135,605
Cognizant Technology Solutions Corp., Class A	1,716	79,742
Corning, Inc.	3,679	75,567
DXC Technology Co.	2,818	36,775
F5 Networks, Inc.(a)	759	80,932
Fidelity National Information Services, Inc.	765	93,055
Fiserv, Inc.(a)	906	86,061
FleetCor Technologies, Inc.(a)	347	64,729
FLIR Systems, Inc.	1,989	63,429
Fortinet, Inc.(a)	1,001	101,271
Gartner, Inc.(a)	670	66,712
Global Payments, Inc.	592	85,384
Hewlett Packard Enterprise Co.	6,596	64,047
HP, Inc.	5,195	90,185
Intel Corp.	1,830	99,040
International Business Machines Corp.	788	87,413
Intuit, Inc.	407	93,610
IPG Photonics Corp.(a)	731	80,615
Jack Henry & Associates, Inc.	726	112,704
Juniper Networks, Inc.	4,382	83,871
Keysight Technologies, Inc.(a)	981	82,090
KLA Corp.	617	88,688
Lam Research Corp.	375	90,000
Leidos Holdings, Inc.	1,151	105,489
Mastercard, Inc., Class A	357	86,237
Maxim Integrated Products, Inc.	1,774	86,234
Microchip Technology, Inc.	1,036	70,241
Micron Technology, Inc.(a)	2,064	86,812
Microsoft Corp.	684	107,874
Motorola Solutions, Inc.	658	87,461
NetApp, Inc.	1,672	69,706
NortonLifeLock, Inc.	4,067	76,094
NVIDIA Corp.	473	124,683
Oracle Corp.	1,940	93,760
Paychex, Inc.	1,243	78,209
Paycom Software, Inc.(a)	362	73,128
PayPal Holdings, Inc.(a)	982	94,017

See Notes to Financial Statements.

8	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2020

	Shares	Value
Information Technology (continued)
Qorvo, Inc.(a)	932	$75,147
QUALCOMM, Inc.	1,204	81,451
salesforce.com, Inc.(a)	656	94,451
Seagate Technology PLC	1,799	87,791
ServiceNow, Inc.(a)	388	111,193
Skyworks Solutions, Inc.	946	84,553
Synopsys, Inc.(a)	773	99,555
TE Connectivity, Ltd.	1,125	70,852
Texas Instruments, Inc.	836	83,541
VeriSign, Inc.(a)	552	99,410
Visa, Inc., Class A	572	92,161
Western Digital Corp.	1,948	81,076
Western Union Co.	3,883	70,399
Xerox Holdings Corp.	2,870	54,358
Xilinx, Inc.	1,099	85,656
Zebra Technologies Corp., Class A(a)	410	75,276
		6,126,857

Materials: 5.46%
Air Products & Chemicals, Inc.	459	91,621
Albemarle Corp.	1,587	89,459
Amcor PLC	10,012	81,297
Avery Dennison Corp.	813	82,820
Ball Corp.	1,669	107,918
Celanese Corp.	849	62,308
CF Industries Holdings, Inc.	2,343	63,730
Corteva, Inc.	3,991	93,788
Dow Chemical Co.	1,984	58,012
Eastman Chemical Co.	1,346	62,697
Ecolab, Inc.	571	88,979
EI du Pont de Nemours & Co.	1,631	55,617
FMC Corp.	1,066	87,082
Freeport-McMoRan, Inc.	8,216	55,458
International Flavors & Fragrances, Inc.	789	80,541
International Paper Co.	2,281	71,008
Linde PLC	505	87,365
LyondellBasell Industries NV, Class A	1,142	56,677
Martin Marietta Materials, Inc.	383	72,475
Mosaic Co.	5,675	61,404
Newmont Corp.	2,560	115,917
Nucor Corp.	1,872	67,429
Packaging Corp. of America	952	82,662
PPG Industries, Inc.	795	66,462
Sealed Air Corp.	2,781	68,719
Sherwin-Williams Co.	184	84,552
Vulcan Materials Co.	739	79,864
Westrock Co.	2,586	73,080
		2,148,941

Real Estate: 6.34%
Alexandria Real Estate Equities, Inc., REIT	675	92,515
American Tower Corp., REIT	498	108,439
	Shares	Value
Real Estate (continued)
Apartment Investment & Management Co., REIT, Class A	2,066	$72,620
AvalonBay Communities, Inc., REIT	506	74,468
Boston Properties, Inc., REIT	782	72,124
CBRE Group, Inc., Class A(a)	1,815	68,444
Crown Castle International Corp., REIT	797	115,087
Digital Realty Trust, Inc., REIT	930	129,186
Duke Realty Corp., REIT	3,091	100,087
Equinix, Inc., REIT	192	119,917
Equity Residential, REIT	1,304	80,470
Essex Property Trust, Inc., REIT	352	77,524
Extra Space Storage, Inc., REIT	1,034	99,016
Federal Realty Investment Trust, REIT	828	61,777
Healthpeak Properties, Inc.	3,279	78,204
Host Hotels & Resorts, Inc., REIT	5,890	65,026
Iron Mountain, Inc., REIT	3,347	79,659
Kimco Realty Corp., REIT	5,206	50,342
Mid-America Apartment Communities, Inc., REIT	810	83,454
Prologis, Inc., REIT	1,194	95,962
Public Storage, REIT	514	102,086
Realty Income Corp., REIT	1,459	72,746
Regency Centers Corp., REIT	1,736	66,714
SBA Communications Corp., REIT	449	121,217
Simon Property Group, Inc., REIT	732	40,158
SL Green Realty Corp., REIT	1,192	51,375
UDR, Inc., REIT	2,286	83,530
Ventas, Inc., REIT	1,905	51,054
Vornado Realty Trust, REIT	1,620	58,660
Welltower, Inc., REIT	1,344	61,528
Weyerhaeuser Co., REIT	3,567	60,461
		2,493,850

Utilities: 6.47%
AES Corp.	5,589	76,010
Alliant Energy Corp.	1,998	96,483
Ameren Corp.	1,409	102,618
American Electric Power Co., Inc.	1,149	91,897
American Water Works Co., Inc.	887	106,050
Atmos Energy Corp.	988	98,039
CenterPoint Energy, Inc.	4,076	62,974
CMS Energy Corp.	1,733	101,814
Consolidated Edison, Inc.	1,204	93,912
Dominion Energy, Inc.	1,307	94,352
DTE Energy Co.	847	80,440
Duke Energy Corp.	1,173	94,872
Edison International	1,455	79,719
Entergy Corp.	894	84,009
Evergy, Inc.	1,684	92,704
Eversource Energy	1,299	101,595
Exelon Corp.	2,412	88,786
FirstEnergy Corp.	2,205	88,354
NextEra Energy, Inc.	447	107,557
NiSource, Inc.	3,933	98,207

See Notes to Financial Statements.

Annual Report | March 31, 2020	9

Index Funds S&P 500® Equal Weight	Schedule of Investments

March 31, 2020

	Shares	Value
Utilities (continued)
NRG Energy, Inc.	2,685	$73,193
Pinnacle West Capital Corp.	1,228	93,070
PPL Corp.	2,967	73,226
Public Service Enterprise Group, Inc.	1,806	81,108
Sempra Energy	711	80,336
Southern Co.	1,740	94,204
WEC Energy Group, Inc.	1,185	104,434
Xcel Energy, Inc.	1,699	102,450
		2,542,413

Total Common Stocks
(Cost $43,024,648)		39,213,402

Total Investments: 99.72%
(Cost $43,024,648)		39,213,402

Other Assets In Excess Of Liabilities: 0.28%		108,287

Net Assets: 100.00%		$39,321,689

(a)	Non-income producing security.

See Notes to Financial Statements.

10	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statement of Assets and Liabilities

March 31, 2020

ASSETS:
Investments, at value	$39,213,402
Receivable for investments sold	666,165
Receivable for shares sold	128,764
Receivable due from investment adviser	117,475
Interest and dividends receivable	68,534
Prepaid expenses and other assets	8,116
Total Assets	40,202,456
LIABILITIES:
Payable to custodian due to overdraft	112,162
Payable for investments purchased	309,807
Payable for shares redeemed	336,039
Payable to fund accounting and administration	55,739
Payable for trustee fees and expenses	305
Payable for transfer agency fees	9,927
Payable for chief compliance officer fee	5,272
Payable for professional fees	38,440
Accrued expenses and other liabilities	13,076
Total Liabilities	880,767
NET ASSETS	$39,321,689
NET ASSETS CONSIST OF:
Paid-in capital	$44,934,336
Total distributable earnings/(accumulated loss)	(5,612,647)
NET ASSETS	$39,321,689
INVESTMENTS, AT COST	$43,024,648
PRICING OF SHARES
Net Asset Value, offering and redemption price per share	$25.34
Net Assets	$39,321,689
Shares of beneficial interest outstanding, without par value	1,551,595

See Notes to Financial Statements.

Annual Report | March 31, 2020	11

Index Funds S&P 500® Equal Weight	Statement of Operations

For the Year Ended March 31, 2020

INVESTMENT INCOME:
Dividends	$942,604
Total Investment Income	942,604

EXPENSES:
Investment advisory fees (Note 3)	111,143
Fund accounting & administration fees	192,983
Custodian fees	10,504
Audit and tax fees	17,000
Legal fees	20,624
Transfer agent fees	46,084
Trustee fees and expenses	445
Registration fees	33,193
Printing fees	13,854
Chief compliance officer fees	31,630
Insurance expense	15,736
Other	5,061
Total expenses before waiver	498,257
Less: fees waived/reimbursed by investment adviser (Note 3)	(387,107)
Total Net Expenses	111,150
NET INVESTMENT INCOME:	831,454

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized loss on investments	(842,713)
Net change in unrealized depreciation on investments	(8,577,984)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(9,420,697)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,589,243)

See Notes to Financial Statements.

12	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Statements of Changes in Net Assets

	Year Ended March 31, 2020	Year Ended March 31, 2019
OPERATIONS:
Net investment income	$831,454	$657,845
Net realized loss on investments	(842,713)	(470,069)
Net change in unrealized appreciation/(depreciation) on investments	(8,577,984)	2,170,566
Net increase/(decrease) in net assets resulting from operations	(8,589,243)	2,358,342

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(775,521)	(972,201)
Net decrease in net assets from distributions	(775,521)	(972,201)

SHARE TRANSACTIONS:
Proceeds from sale of shares	31,019,988	20,825,050
Issued to shareholders in reinvestment of distributions	770,062	972,201
Cost of shares redeemed	(22,363,732)	(16,673,962)
Redemption fees	1,803	2,767
Net increase from share transactions	9,428,121	5,126,056
Net increase in net assets	63,357	6,512,197

NET ASSETS:
Beginning of year	39,258,332	32,746,135
End of year	$39,321,689	$39,258,332

Other Information:
SHARE TRANSACTIONS:
Sold	996,570	679,778
Distributions reinvested	22,616	35,199
Redeemed	(726,073)	(546,461)
Net increase in shares outstanding	293,113	168,516

See Notes to Financial Statements.

Annual Report | March 31, 2020	13

Index Funds S&P 500® Equal Weight	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period May 1, 2015 (Commencement of Operations) to March 31, 2016
Net asset value, beginning of period	$31.19	$30.04	$27.27	$24.01	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.60	0.57	0.49	0.43	0.44
Net realized and unrealized gain/(loss)	(5.90)	1.42	2.65	3.66	(0.71)
Total from investment operations	(5.30)	1.99	3.14	4.09	(0.27)

DISTRIBUTIONS:
From net investment income	(0.55)	(0.49)	(0.35)	(0.30)	(0.28)
From net realized gains	–	(0.35)	(0.02)	(0.54)	(0.44)
Total distributions	(0.55)	(0.84)	(0.37)	(0.84)	(0.72)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 2)	0.00 (b)	0.00 (b)	0.00 (b)	0.01	–
Net increase/(decrease) in net asset value	(5.85)	1.15	2.77	3.26	(0.99)
Net asset value, end of period	$25.34	$31.19	$30.04	$27.27	$24.01

TOTAL RETURN	(17.44)%	7.02%	11.50%	17.19%	(1.00	)%(c)

SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$39,322	$39,258	$32,746	$13,038	$3,074

RATIOS TO AVERAGE NET ASSETS:
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.12%	1.34%	1.98%	6.83%	13.50	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25%	0.25%	0.25%	0.27%	0.30	%(d)
Ratio of net investment income to average net assets	1.87%	1.85%	1.68%	1.66%	2.02	%(d)

PORTFOLIO TURNOVER RATE	76%	83%	64%	32%	81	%(c)

(a)	Calculated using the average shares method.
(b)	Less than $(0.005) per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

14	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2020

1. ORGANIZATION

The Index Funds S&P 500® Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

.

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance   of the S&P 500® Equal Weight Index (the “Index”). The Fund expects  that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles  generally  accepted  in  The  United  States  of America  (“GAAP”).  The  Fund  is  an  investment  company  and  accordingly  follows  the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported  amounts  of  increases  and  decreases  in  net  assets  from  operations  during  the  reporting  period.  Actual  results  could  differ  from  those estimates.

Investment Transactions —  Investment  security  transactions  are  accounted  for  on  trade  date.  Gains  and  losses  on  securities  sold  are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2020, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants  would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed  based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Annual Report | March 31, 2020	15

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2020

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2—	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3—	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree  of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant  to fair value measurement. The valuation techniques used by the Fund to measure fair value during the year ended March 31, 2020, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2020:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$39,213,402	$–	$–	$39,213,402
TOTAL	$39,213,402	$–	$–	$39,213,402

*	See Schedule of Investments for industry classification.

For the year ended March 31, 2020, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Expenses

The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions

The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses, but is paid to the Fund to defray the costs of liquidating an investor and discouraging short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Income Taxes — As of and during the year ended March 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending March 31, 2020. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

16	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2020

COVID-19 Risks —A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other preexisting political, social and economic risks in certain countries. The impact of the outbreak may be short term or  may last for an extended period of time.

 3.  ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

Effective August 29, 2019, The Index Group, LLC, investment adviser to the Fund (the “Adviser”), changed its name to ONEFUND, LLC. The Adviser currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004, and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. An officer of the Trust is also an officer of the Adviser.

The  Adviser  has  agreed  to  waive  and/or  reimburse  fees  or  expenses  in  order  to  limit  Total  Annual  Fund  Operating  Expenses  After  Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage  expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. This agreement is in effect through July 31, 2020, and may not be terminated or modified prior to this date except with the approval of the Fund’s Board.

The Adviser may request a reimbursement from the Fund to recapture any reduced management fees or reimbursed Fund expenses within three years following the fee reduction or expense reimbursement, but only to the extent the Fund’s Total Annual Fund Operating Expenses, plus any requested reimbursement amount, are less than the above limit at the time of the request. Any such reimbursement is subject to review by the Board.

As of March 31, 2020, reimbursements that may potentially be made by the Fund to the Adviser are  as follows:

Fund	Expires 2021	Expires 2022	Expires 2023	Total
Index Funds S&P 500® Equal Weight	$384,486	$387,186	$387,107	$1,158,779

Fund Accounting and Administration Fees and Expenses

ALPS Fund Services, Inc. (“ALPS” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under the Administration,  Bookkeeping  and  Pricing  Services  Agreement  (the  “Administration  Agreement”)  with  the  Trust.  Under  the  Administration Agreement, ALPS is paid fees, accrued on a daily basis and paid on a monthly basis following the end of the month.  Administrator fees paid by the Fund for the year ended March 31, 2020 are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent and Shareholder Services Agreement

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust.  Transfer Agent fees paid by the Fund for the year ended March 31, 2020 are disclosed in the Statement of Operations.

Compliance Services

ALPS provides Chief Compliance Officer services to the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Chief Compliance Officer Services Agreement.  Compliance services fees paid by the  Fund   for the year ended March 31, 2020 are disclosed in the Statement of Operations.

Distributor

The Fund has entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund.  Distribution services fees are paid by the Advisor pursuant to the terms set forth in the Distribution Agreement.

Annual Report | March 31, 2020	17

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2020

4.   PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the year ended March 31, 2020.

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Index Funds S&P 500® Equal Weight	$42,470,750	$32,872,915

5.   TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the year ended March 31, 2020, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500® Equal Weight	$775,521	$–

The tax character of distributions paid during the year ended March 31, 2019, were as follows:

	Ordinary Income	Long-Term Capital Gain
Index Funds S&P 500® Equal Weight	$912,728	$59,473

For the year ended March 31, 2020, there were no reclassifications of Paid-in capital or distributable earnings/(accumulated loss) due to tax adjustments.

As of March 31, 2020, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Index Funds S&P 500® Equal Weight	$3,001,478	$(8,693,029)	$(5,691,551)	$44,904,953

The difference between book basis and tax basis is primarily attributable to wash sales.

At March 31, 2020, components of distributable earnings/(accumulated loss) on a tax basis were as follows:

Index Funds S&P 500® Equal Weight
Accumulated ordinary income	$200,886
Accumulated capital losses	(121,982)
Net unrealized depreciation on investments	(5,691,551)
Total	$(5,612,647)

18	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Notes to Financial Statements

March 31, 2020

Capital Losses

As of March 31, 2020, the Fund had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Capital losses carried forward were as follows:

Fund	Short-Term	Long-Term
Index Funds S&P 500® Equal Weight	$–	$93,521

The Fund has elected to defer to the year ending March 31, 2021, capital losses recognized during the period November 1, 2019 to March 31, 2020, in the amount of $28,461.

6. BENEFICIAL OWNERSHIP

As of March 31, 2020, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

Index Funds S&P 500® Equal Weight Fund	Percentage
Charles Schwab & Co.	70%

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8. SUBSEQUENT EVENTS

The Portfolio has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures nor adjustments were required to the financial statements.

Annual Report | March 31, 2020	19

Index Funds S&P 500® Equal Weight	Report of Independent Registered Public Accounting Firm

To the Shareholders of Index Funds S&P 500® Equal Weight and Board of Trustees of Index Funds

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Index Funds (the “Trust”) comprising Index Funds S&P 500® Equal Weight (the ”Fund”) as of March 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies within the Trust since 2006.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 29, 2020

20	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Additional Information

March 31, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, (1) without charge, upon request, by calling (1-844-464-6339) and (2) on the SEC’s website at http://ww.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2. QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its report on Form N-Q’s successor for, Form N-PORT. These filings are available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Funds at 1-844-464-6339.

3. TAX INFORMATION (UNAUDITED)

NOTICE TO STOCKHOLDERS

The Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2019:

Qualified Dividend Income:	96.76%
Dividend Received Deduction:	92.51%

In early 2020, if applicable, stockholders of record received this information for the distributions paid to them by the Fund during the calendar year 2019 via Form 1099.

4. APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At their regular meeting on April 3, 2020 (the "Meeting"), in considering whether to approve the continuance of the Investment Advisory Agreement with ONEFUND, LLC (the “Adviser”), with respect to the Fund, the Independent Trustees considered the following factors, with no single factor being all-important or determinative:

(i) the nature, extent and quality of the services provided by the Adviser, including the investment performance of the Fund; (ii) the costs of the services provided and the profits realized by the Adviser from the relationship with the Fund, including the extent to which the Adviser has realized, and the Fund has shared the benefit of, economies of scale as the Fund grows; (iii) the investment advisory fee charged to other clients of the Adviser; (iv) the investment advisory fee charged by other advisers to comparable funds and the expense ratios of comparable funds; and (v) any “fall-out” benefits arising out of the relationship between the Fund and the Adviser, including any benefits that may accrue to the adviser from the placement of the Fund’s brokerage.

The Independent Trustees then discussed information and documents related to renewal of the Advisory Agreement that had been provided in response to the Board’s requests to the Adviser. Such documents and information were contained in the Board Materials, and they included, without limitation, information concerning:

●	The nature of the Adviser’s business;

●	The Adviser’s personnel, operations and related compensation arrangements;

●	The Adviser’s compensation, the expense structure of the Fund and the Adviser’s historical and anticipated profitability in managing the Fund;

●	Information comparing the Fund’s contractual management fee, expense ratio, and net assets against other registered investment companies identified by the Adviser as peers;

●	Management services performed by the Adviser for the Fund and the performance of the Fund (compared against the Fund’s benchmark and the performance of other funds over similar time periods);

●	Portfolio transactions; and

●	Compliance policies and procedures.

Annual Report | March 31, 2020	21

Index Funds S&P 500® Equal Weight	Additional Information

March 31, 2020 (Unaudited)

In connection with their review of the abovementioned materials, the Independent Trustees noted that they had been advised by separate independent legal counsel through the process. The Independent Trustees, based on their consideration of all materials and information presented to them, concluded (without any single factor being identified as determinative) that the quality of service provided by the Adviser is acceptable, the investment performance of the Fund has been within an acceptable range of its peers, the profit, if any, to be realized by the Adviser in connection with its management of the Fund was not unreasonable to the Fund, that any economies of scale or other incidental benefits accruing to the Adviser were not material, and the fees and costs associated with the Fund are reasonable and in the best interests of the Fund and its shareholders.

22	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Trustees and Officers

March 31, 2020 (Unaudited)

NON-INTERESTED TRUSTEES*

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Lance J. Baller (born 1974)	Trustee	Indefinite; since January 18, 2006	President, Ultimate Investments Inc. (1995 - present); President, Baller Enterprises, Inc. (1993 - present); President, Baller Family Foundation (2014 – present); Secretary and Vice President, High Speed Aggregate, Inc., (2010 - present); President, Lakeview Village, Inc. (2010 – 2019); Secretary, HSA Bedrock LLC (2014 - present); Member, RM Investments, (2014 - 2017); President, High Speed Mining, LLC (2014 - present); Chairman, Iofina PLC (2014 - present); CEO and Director, Global Healthcare REIT (2015 - present); Vice President and Secretary, Empire Aggregate Inc. (2018 - present); President, Empire Leasing, Inc. (2018 - present); President, Titan Au, Inc. (2018 - present); Managing Member, Yukon Au LLC (2018-present).	1	Co-Chairman, Eagle: XM; Director, Iofina PLC; Vice Chairman, NetAds International, Inc.; Director, Baylor Solar, (2014); Director, High Speed Mining (2014 – 2018); CEO and Director, Global Healthcare REIT (2015 - present); Director, Douglas County Soccer (2017 – present); Empire Au, Inc. (2018 – present); Director, GBB Management (2018 - present).
Vijoy P. Chattergy (born 1967)	Trustee	Indefinite; since April 3, 2020	President and Founder, VMLH, LLC, (2018-Present); Chief Investment Officer, Employees’ Retirement System of the State of Hawai‘i (2011–2018).	1	None
Kevin J. Trigueiro (born 1966)	Trustee	Indefinite; since January 18, 2006	Broker/Owner, the Kastle Group, LLC (2006 to 2013). Small Business IT and Marketing Consultant (2006 to present).	1	None
INTERESTED TRUSTEE
Michael Willis (born 1966)	Trustee	Indefinite; since January 18, 2006	President of ONEFUND, LLC (2004 to present).	1	None

Name, Address and Age/Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Willis (born 1966)	President, Treasurer and Secretary	Indefinite, Since January 18, 2006 (President), since November 25, 2009 (Treasurer and Secretary).	President of ONEFUND, LLC (2004 to present).
Theodore Uhl (born 1974)	Chief Compliance Officer	December, 2015 to May 1, 2020.	Deputy Compliance Officer of ALPS Fund Services, Inc. (“ALPS”) since June 2010.

Annual Report | March 31, 2020	23

Index Funds S&P 500® Equal Weight	Privacy Policy

March 31, 2020 (Unaudited)

FACTS	WHAT DOES INDEX FUNDS S&P 500® EQUAL WEIGHT (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●    Social Security number and name and address

●    Account balances and transaction history

●    Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?

24	www.INDEX.fund

Index Funds S&P 500® Equal Weight	Privacy Policy

March 31, 2020 (Unaudited)

Who We Are
Who is providing this notice?	Index Funds S&P 500® Equal Weight (the “Fund”)
What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can't I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes — information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●    Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market

Annual Report | March 31, 2020	25

Must be accompanied or preceded by a Prospectus.
Index Funds is distributed by ALPS Distributors, Inc.
Index Funds and ALPS Distributors, Inc. are not affiliated.

ONEFUND
powered by INDEX

Item 2.        Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in Item 2(a) above. The code of Ethics is attached here as Exhibit EX-99.CODE ETH.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above were granted.

(e)	Not applicable.

(f)	A copy of the registrant’s code of ethics is filed as Exhibit 12(a)(1) to this report.

Item 3.        Audit Committee Financial Expert.

The Board of Trustees has evaluated the members of its Audit Committee, and has determined that Lance J. Baller, a trustee who is not an ‘interested person’ (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended), qualifies as an audit committee financial expert.

Item 4.        Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2020 and March 31, 2019 for professional services rendered by the registrant’s principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $14,500, and $14,000 respectively.

(b)

Audit-Related Fees: The aggregate fees billed for the registrant's fiscal years ended March 31, 2020 and March 31, 2019 for assurance and related services by the registrant’s principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $0 and $0 respectively. Such services consisted of a report of the Fund’s transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund’s anti-money laundering controls and policies.

(c)

Tax Fees: For the registrant’s fiscal years ended March 31, 2020 and March 31, 2019, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,000 and $3,000 respectively. The fiscal year 2020 and 2019 tax fees were for review of each fund’s federal and excise tax returns and year-end distributions.

(d)

All Other Fees: For the registrant’s fiscal years ended March 31, 2020 and March 31, 2019, the aggregate fees billed by the principal accountant for products and services other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 respectively.

(e)(1)

The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(e)(2)	No services described in paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

[Not applicable]. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0% ).

(g)

Aggregate non-audit fees of $3,000 and $3,000 were billed by the registrant’s principal accountant for services rendered to the registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of fiscal years ended March 31, 2020 and March 31, 2019. All such services were rendered to the registrant.

(h)	Not applicable.

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.       Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies.

Not applicable.

Item 10.     Submission of Matters to Vote of Security Holders.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.     Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.      Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable.

Item 13.      Exhibits.

(a)(1)	The registrant’s code of ethics as described in Item 2 hereof is attached hereto as Exhibit EX-99.CODE ETH.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	June 4, 2020

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	June 4, 2020